Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Share-Based Compensation

1 9 .	SHARE-BASED COMPENSATION
Employee options
In November 2018, the Company adopted the 2018 Incentive Compensation Plan (“2018 Plan”). As of December 31, 2021 and 2022, the Company granted in total of 2,300,588,991 share options under the 2018 Plan. The options granted will expire in ten years from the date of grant.
In April 2021, the board approved the 2021 Incentive Compensation Plan (“2021 Plan”). As of December 31, 2021 and 2022, 528,463,580 and 813,513,695 share options were granted under 2021 Plan, respectively. The options granted will expire in ten years from the date of grant.

Employee options - continued
During the year ended December 31, 2021, 894,515,686 options were granted to employees under the 2018 plan and 2021 plan, of which 695,927,716 options vested immediately upon grant while 198,166,910 and 421,060 options were subject to a four-year and one-year
service conditions, respectively.
During the year ended December 31, 2022, 285,050,115 options were granted to employees under the 2021 plan, of which 207,458,573 options were vested immediately upon grant while 71,251,482 and 6,340,060 were subject to a four-year and one-year service condition, respectively.
The following table summarized the activities of the Group’s share options classified as equity:

	Number of options	Weighted average exercise price	Weighted average remaining contract life	Weighted average grant date fair value	Aggregate intrinsic value
		US$		US$	US$
Outstanding at December 31, 2021	428,577,773	0.000010	8.75	0.4547	179,544
Granted	285,050,115	0.000010		0.4252
Exercised	(318,299,998)	0.000010		0.3857
Forfeited	(18,268,357)	0.000010		0.4934

Outstanding at December 31, 2022	377,059,533	0.000010	8.23	0.4874	150,820

Vested and expected to vest	377,059,533	0.000010	8.23	0.4874	150,820

Exercisable at December 31, 2022	58,718,233	0.000010	6.15	0.2558	23,487

The unrecognized compensation costs related to unvested options is RMB797 million as of December 31, 2022. It is expected to be recognized over a weighted-average period of 2.5 years.

Employee options - continued

In
 determining the fair value of the stock options, the Company applied the binomial option pricing model before the completion of its USIPO in June 2021 and the Black-Scholes model for the options granted thereafter. The change of valuation model does not result in any difference in valuation results as the exercise price of the options granted is significantly below the spot price (deemed as “deep in the money”) and the fair value of the options approximates the closing price of the ordinary shares on the grant date.
The key assumptions used to determine the fair value of the options for the years ended December 31, 2020, 2021 and 2022 were as follows:

	Years ended December 31,
	2020	2021	2022
Expected volatility	35.9%~39.3%	37.2%~38.1%	35.2%~44.2%
Risk-free interest rate (per annum)	0.30%~1.04%	1.00%~1.96%	1.44%~3.97%
Exercise multiples	2.8	2.8 (1)	2.8 (1)
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	$0.261~0.395	$0.370~1.050	$0.302~0.461
Fair value of share option	$0.294~0.395	$0.370~1.050	$0.302~0.461

(1)	Exercise multiples defines the early exercise strategy of the grantees and only applies to binomial option pricing model.
The Group estimated expected volatility by reference to the historical price volatilities of ordinary shares of comparable companies over a period close to the contract term of the options. The Group estimated the risk-free interest rate based on the yield to maturity of U.S. government bonds as at each valuation date with a maturity period close to the contract term of options. The exercise multiple was estimated based on empirical research on typical employee stock option exercising behavior. The dividend yield was estimated as zero based on the plan to retain profit for corporate expansion and no dividend will be distributed in the near future. Prior to the completion of USIPO, the Group determined the fair value of ordinary shares underlying each share option grant based on estimated equity value and allocation of it to each element of its capital structure. After the completion of USIPO in June 2021, the Group uses the stock market closing price as the fair value of the ordinary shares. The assumptions used in share-based compensation expenses recognition represent the Group’s best estimates, but these estimates involve inherent uncertainties and the application of judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period.
For the years ended December 31, 2020, 2021 and 2022, share-based compensation expenses of RMB3,428,914, RMB3,837,913 and RMB896,982 were recognized in connection with options granted, respectively.

Subsidiary’s Plan
The Group acquired TYT, a private company, in December 2021. Upon the completion of the acquisition, ordinary shares held by non-controlling
interest holders, who are also management of the TYT, are restricted and subject to a four-year vesting period since July 1, 2022.

	Number of restricted shares	Weighted average grant date fair value
		USD
Unvested at December 31, 2021 and 2022	968,198	15.68
The Group recorded RMB22,273 share-based compensation expenses for the year ended December 31, 2022.
Share-based compensation for all share options and restricted shares
The Group recorded share based compensation expense of RMB3,486,307, RMB3,837,913 and RMB919,255 for the years ended December 31, 2020, 2021 and 2022, respectively, which were classified in the accompanying consolidated statements of operations and comprehensive (loss) income as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
General and administrative expenses	3,341,145	3,728,421	809,194
Selling and marketing expense	94,640	56,975	39,771
Research and development expense	42,680	48,777	63,884
Cost of revenues	7,842	3,740	6,406

Total	3,486,307	3,837,913	919,255